Acquisitions Aggregate Purchase Price (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012 BP Texas Panhandle Acquisition [Member]	Dec. 31, 2013 BP Texas Panhandle Acquisition [Member]	Dec. 31, 2012 BP Texas Panhandle Acquisition [Member]	Dec. 31, 2011 Crow Creek Acquisition [Member]	May 03, 2012 Crow Creek Acquisition [Member]	May 03, 2011 Crow Creek Acquisition [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Payments to Acquire Businesses, Gross				$ 14,945,000
Number of Partnership Common Units Issued						28,753,174
Closing common unit price on May 3, 2011						$ 11.69
Value of common units issued						336,125,000
Long-term debt						212,638,000
Total purchase price	230,600,000			563,708,000
Value of the Equity Issued to Sellers					301,900,000
Ceiling price					$ 10.50
Transaction fees		$ 100,000	$ 500,000	$ 2,300,000